ORGANIZATION	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION

NOTE 1. ORGANIZATION

Ascent Solar Technologies, Inc. (“Ascent”) was incorporated on October 18, 2005 from the separation by ITN Energy Systems, Inc. (“ITN”) of its Advanced Photovoltaic Division and all of that division’s key personnel, core technologies, and certain trade secrets and royalty free licenses to use in connection with the manufacturing, developing marketing, and commercializing Copper-Indium-Gallium-diSelenide (“CIGS”) photovoltaic (“PV”) products. ITN, a private company incorporated in 1994, is an incubator dedicated to the development of thin film, PV, battery, fuel cell and nano technologies. Through its work on research and development contracts for private and governmental entities, ITN developed proprietary processing and manufacturing know how applicable to PV products generally, and CIGS PV products in particular. ITN formed Ascent to commercialize its investment in CIGS PV technologies.

Currently, the Company is focusing on integrating its PV products into high value markets such as aerospace, satellites, near earth orbiting vehicles, and fixed wing unmanned aerial vehicles (“UAV”). The value proposition of Ascent’s proprietary solar technology not only aligns with the needs of customers in these industries, but also overcomes many of the obstacles other solar technologies face in these unique markets. Ascent has the capability to design and develop finished products for end users in these areas as well as collaborate with strategic partners to design and develop custom integrated solutions for products like fixed-wing UAVs. Ascent sees significant overlap of the needs of end users across some of these industries and can achieve economies of scale in sourcing, development, and production in commercializing products for these customers.

On September 15, 2021, the Company entered into the Joint Development Agreement (“JDA”) with TubeSolar, a significant existing stakeholder in the Company. Under the terms of the JDA, the Company will produce, and TubeSolar will purchase, thin-film PV foils (“PV Foils”) for use in TubeSolar’s solar modules for APV applications that require solar foils for its production. Under the JDA, the Company will receive up (i) to $4 million of NRE fees, (ii) up to $13.5 million of payments upon achievement of certain agreed production and cost structure milestones, and (iii) product revenues from sales of PV Foils to TubeSolar. The JDA has no fixed term, and may only be terminated by either party for breach. The Company recognized $40,000 in product revenue from TubeSolar during the year ended December 31, 2021.

The Company and TubeSolar have also jointly established Ascent Solar Technologies Germany GmbH (“Ascent Germany”), in which TubeSolar holds of 30% of the entity. The purpose of Ascent Germany is to establish and operate a PV manufacturing facility in Germany that will produce and deliver PV Foils exclusively to TubeSolar. Until Ascent Germany’s facility is fully operational, PV Foils will be manufactured in the Company’s existing facility in Thornton, Colorado. The parties expect to jointly develop next generation tooling for use in manufacturing PV Foils at the JV facility. The Company purchased 17,500 shares of the JV for 1 Euro per share and accounts for this investment as an equity method investment as it does not have control of this entity, but does have significant influence over the activities that most significantly impacts the entity’s operations and financial performance. The Company currently cannot quantify its maximum exposure in this entity.

On January 28, 2022 as of 5:00 pm Eastern Time, the Company effected a reverse stock split of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a ratio of one-for-five thousand (the “Reverse Stock Split”). The Company’s common stock began trading on a split-adjusted basis at 9:30 am Eastern Time on January 31, 2022. Stockholders also received one whole share of Common Stock in lieu of a fractional share and no fractional shares were issued. All shares and per share amounts in the consolidated financial statements and accompanying notes have been retroactively adjusted to give effect to the Reverse Stock Split.

Following the Reverse Stock Split, the Company’s issued and outstanding shares of Common Stock were decreased from approximately 23.74 billion pre-split shares to 4.81 million post-split shares. In connection with the Reverse Stock Split effectiveness, the number of authorized shares of the Company's Common Stock were decreased from 30 billion to 500 million shares.

Although the Company is focused on various markets for its product, the Chief Executive Officer makes significant operating decisions and assesses the performance of the Company as a single business segment. Accordingly, the Company has one reportable segment.